UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 2nd Floor
Milwaukee, WI 53202
(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-5384

Date of fiscal year end: August 31

Date of reporting period: June 30, 2008

Item 1. Proxy Voting Record.

Name of Fund:	Fusion Global Long/Short Fund
Period:	July 1, 2007 - June 30, 2008

Company Name	Meeting Date	CUSIP	Ticker

Fidelity Money Market Portfolio - Select Class	4/16/08	192826501	192826501

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
Vote Withheld	For	1) To amend the Declaration of Trust to reduce	Issuer
the required quorum for future shareholder
meetings.

	For All	2) Trustees	Issuer
Vote Withheld		James C. Curvey
Vote Withheld		Albert R. Gamper, Jr.
Vote Withheld		George H. Heilmeier
Vote Withheld		Arthur E. Johnson
Vote Withheld		Edward C. Johnson 3d
Vote Withheld		James H. Keyes
Vote Withheld		Marie L. Knowles
Vote Withheld		Kenneth L. Wolfe

Company Name	Meeting Date	CUSIP	Ticker

AIM STIC Prime Portfolio	2/29/08	825252646	825252646

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For All	1) Trustees	Issuer
Vote Withheld		Bob R. Baker
Vote Withheld		Frank S. Bayley
Vote Withheld		James T. Bunch
Vote Withheld		Bruce L. Crockett
Vote Withheld		Albert R. Dowden
Vote Withheld		Jack M. Fields
Vote Withheld		Martin L. Flanagan
Vote Withheld		Carl Frischling
Vote Withheld		Prema Mathai-Davis
Vote Withheld		Lewis F. Pennock
Vote Withheld		Larry Soll, Ph.D.
Vote Withheld		Raymond Stickel, Jr.
Vote Withheld		Philip A. Taylor

Company Name	Meeting Date	CUSIP	Ticker

AIM Treasury Portfolio	2/29/08	825252406	825252406

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For All	1) Trustees	Issuer
Vote Withheld		Bob R. Baker
Vote Withheld		Frank S. Bayley
Vote Withheld		James T. Bunch
Vote Withheld		Bruce L. Crockett
Vote Withheld		Albert R. Dowden
Vote Withheld		Jack M. Fields
Vote Withheld		Martin L. Flanagan
Vote Withheld		Carl Frischling
Vote Withheld		Prema Mathai-Davis
Vote Withheld		Lewis F. Pennock
Vote Withheld		Larry Soll, Ph.D.
Vote Withheld		Raymond Stickel, Jr.
Vote Withheld		Philip A. Taylor

Vote Withheld	For
2) To approve a new sub-advisory agreement for the Fund and each other series portfolio of the Trust between A I M Advisors, Inc. and each of AIM Funds Management Inc.; INVESCO Asset Management Deutschland, GmbH; INVESCO Asset Management Ltd.; Invesco Asset Management (Japan) Limited; Invesco Australia Limited; Invesco Globa Asst Management (N.A.), Inc.; Invesco Hong Kong Limited; Invesco Institutional Inc.; and Invesco Senior Secured Management, Inc.
Issuer

Vote Withheld	For
3) To approve an amendment to the Trust's Agreement and Declaration of Trust that would permit the Board of Trustees of the Trust of terminate the Trust, the Fund and each other series portfolio of the Trust, or a share class without a shareholder vote.
Issuer

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Trust for Professional Managers

By (Signature and Title)   /s/ Joseph C. Neuberger
Joseph C. Neuberger
President

Date   7/25/08